united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 10/31/2024

Item 1. Reports to Stockholders.

(a)

LeaderShares Activist Leaders ETF

(ACTV) NYSE Arca, Inc.

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about LeaderShares Activist Leaders ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.leadersharesetfs.com. You can also request this information by contacting us at 1-888-617-1444.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Activist Leaders ETF	$81	0.75%

How did the Fund perform during the reporting period?

During the LeaderShares® Activist Leaders® ETF’s (the “Fund”) fiscal year, risk markets extended their upward trajectory as the long-anticipated Federal Reserve rate cuts materialized, reigniting investor risk appetite and driving equity markets to all-time highs. Although favorable economic indicators and policy shifts helped buoy markets, concerns about potential recessions and geopolitical tensions introduced caution among investors.

The Fund posted a return of 17.17% (Source: Ultimus) during the period as compared to 38.02% for the S&P 500**. During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund is an active fund and does not track an index. Mega-cap tech stocks continue to boost market-cap weighted indices like the S&P 500 higher. Meanwhile, the Fund’s concentrated exposure in companies involved in shareholder activism which tend to be smaller sized value tiled companies, drove the underperformance against the S&P 500 Index. The Fund will continue to implement its disciplined quantitative stock selection process.

**Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

LeaderShares Activist Leaders ETF - NAV
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$17,840
$14,104
10/31/20
10/26/20
10/31/21
10/31/22
10/31/23
10/31/24

	LeaderShares Activist Leaders ETF - NAV	S&P 500® Index
10/26/20	$10,000	$10,000
10/31/20	$9,716	$9,617
10/31/21	$15,410	$13,744
10/31/22	$12,465	$11,736
10/31/23	$12,037	$12,926
10/31/24	$14,104	$17,840

Average Annual Total Returns

	1 Year	Since Inception (October 26, 2020)
LeaderShares Activist Leaders ETF - NAV	17.17%	8.94%
S&P 500® Index	38.02%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$69,970,100
Number of Portfolio Holdings	50
Advisory Fee	$615,328
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
18.7%
Consumer Discretionary
16.8%
Health Care
12.8%
Technology
10.2%
Communications
8.5%
Financials
8.3%
Consumer Staples
8.3%
Utilities
8.2%
Real Estate
4.5%
Energy
1.4%
Materials
1.4%
Other Assets in Excess of Liabilities
0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Materials	1.4%
Energy	1.4%
Real Estate	4.5%
Utilities	8.2%
Consumer Staples	8.3%
Financials	8.3%
Communications	8.5%
Technology	10.2%
Health Care	12.8%
Consumer Discretionary	16.8%
Industrials	18.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bausch Health Companies, Inc.	3.8%
Janus Henderson Group plc	3.8%
Lamb Weston Holdings, Inc.	3.8%
Algonquin Power & Utilities Corporation	3.8%
Invesco Ltd.	3.8%
Restaurant Brands International, Inc.	3.8%
Rapid7, Inc.	3.8%
Fortrea Holdings, Inc.	3.8%
Howard Hughes Holdings, Inc.	3.8%
Innoviva, Inc.	3.7%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

LeaderShares Activist Leaders ETF - Fund (ACTV)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.leadersharesetfs.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-ACTV

LeaderShares AlphaFactor Tactical Focused ETF

(LSAT) NYSE Arca, Inc.

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about LeaderShares AlphaFactor Tactical Focused ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.leadersharesetfs.com. You can also request this information by contacting us at 1-888-617-1444.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor Tactical Focused ETF	$113	0.99%

How did the Fund perform during the reporting period?

During the LeaderShares® AlphaFactor® Tactical Focused ETF’s (the “Fund”) fiscal year, risk markets extended their upward trajectory as the long-anticipated Federal Reserve rate cuts materialized, reigniting investor risk appetite and driving equity markets to all-time highs. Although favorable economic indicators and policy shifts helped buoy markets, concerns about potential recessions and geopolitical tensions introduced caution among investors.

The Fund posted a return of 27.93% (Source: Ultimus) during the period as compared to 38.02% for the S&P 500**. In response to the strong uptrend in equity markets, our quantitative risk-managed process strategically positioned the Fund to remain fully invested in risk assets throughout the period, capitalizing on favorable market conditions. The Fund's portfolio consisted of stocks selected through its disciplined quantitative methodology. As an actively managed fund, it does not track an index. Mega-cap tech stocks continue to boost market-cap weighted indices like the S&P 500 higher. Meanwhile, the Fund’s characteristic of being equal-weighted and value-tilted led to some of the underperformance against the S&P 500 Index. The Fund will continue to implement its disciplined quantitative security selection and risk management process.

**Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

LeaderShares AlphaFactor Tactical Focused ETF - NAV
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$17,840
$17,295
10/31/20
10/26/20
10/31/21
10/31/22
10/31/23
10/31/24

	LeaderShares AlphaFactor Tactical Focused ETF - NAV	S&P 500® Index
10/26/20	$10,000	$10,000
10/31/20	$9,636	$9,617
10/31/21	$14,088	$13,744
10/31/22	$13,699	$11,736
10/31/23	$13,519	$12,926
10/31/24	$17,295	$17,840

Average Annual Total Returns

	1 Year	Since Inception (October 26, 2020)
LeaderShares AlphaFactor Tactical Focused ETF - NAV	27.93%	14.62%
S&P 500® Index	38.02%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$122,195,560
Number of Portfolio Holdings	30
Advisory Fee	$1,388,273
Portfolio Turnover	107%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
16.6%
Health Care
13.3%
Industrials
12.9%
Communications
10.5%
Consumer Staples
10.0%
Energy
9.2%
Utilities
6.9%
Financials
6.8%
Technology
6.6%
Materials
3.2%
Real Estate
3.0%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Real Estate	3.0%
Materials	3.2%
Technology	6.6%
Financials	6.8%
Utilities	6.9%
Energy	9.2%
Consumer Staples	10.0%
Communications	10.5%
Industrials	12.9%
Health Care	13.3%
Consumer Discretionary	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bristol-Myers Squibb Company	3.7%
Pilgrim's Pride Corporation	3.6%
Teradata Corporation	3.6%
Nexstar Media Group, Inc.	3.6%
Comcast Corporation, Class A	3.5%
Marriott International, Inc., Class A	3.5%
Vistra Corporation	3.5%
Jefferies Financial Group, Inc.	3.5%
Travel + Leisure Company	3.5%
Labcorp Holdings, Inc.	3.5%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

LeaderShares AlphaFactor Tactical Focused ETF - Fund (LSAT)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.leadersharesetfs.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-LSAT

LeaderShares AlphaFactor US Core Equity ETF

(LSAF) NYSE Arca, Inc.

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about LeaderShares AlphaFactor US Core Equity ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.leadersharesetfs.com. You can also request this information by contacting us at 1-888-617-1444.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor U.S. Core Equity ETF	$88	0.75%

How did the Fund perform during the reporting period?

During the LeaderShares® AlphaFactor® US Core Equity ETF’s (the “Fund”) fiscal year, risk markets extended their upward trajectory as the long-anticipated Federal Reserve rate cuts materialized, reigniting investor risk appetite and driving equity markets to all-time highs. Although favorable economic indicators and policy shifts helped buoy markets, concerns about potential recessions and geopolitical tensions introduced caution among investors.

The Fund posted a return of 34.79% (Source: Ultimus) for the year ended October 31, 2024, as compared to the 36.17% return of its benchmark AlphaFactor® US Core Equity Index** (Source: Ultimus). During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. Generally, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**The AlphaFactor® US Core Equity Index utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process focused on the largest 1,000 U.S. common stocks based on market capitalization. The methodology selects stocks based on a number of characteristics that include, net share count reduction, cash flow growth, dividend yield, volatility, and debt/asset ratios.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

LeaderShares AlphaFactor U.S. Core Equity ETF - NAV
S&P 500® Index
Leadershares AlphaFactor US Core Equity ETF Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,599
$17,927
$16,991
10/01/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

	LeaderShares AlphaFactor U.S. Core Equity ETF - NAV	S&P 500® Index	Leadershares AlphaFactor US Core Equity ETF Index
10/01/18	$10,000	$10,000	$10,000
10/31/18	$9,140	$9,283	$9,142
10/31/19	$10,251	$10,612	$10,358
10/31/20	$10,038	$11,643	$10,237
10/31/21	$13,741	$16,639	$14,165
10/31/22	$12,399	$14,208	$12,853
10/31/23	$12,606	$15,649	$13,165
10/31/24	$16,991	$21,599	$17,927

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2018)
LeaderShares AlphaFactor U.S. Core Equity ETF - NAV	34.79%	10.63%	9.11%
S&P 500® Index	38.02%	15.27%	13.50%
Leadershares AlphaFactor US Core Equity ETF Index	36.17%	11.59%	10.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$156,310,878
Number of Portfolio Holdings	100
Advisory Fee	$1,109,457
Portfolio Turnover	146%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 23.8%
Technology 18.4%
Financials 16.6%
Industrials 9.6%
Materials 7.7%
Health Care 6.8%
Communications 5.3%
Energy 4.0%
Consumer Staples 3.8%
Real Estate 1.9%
Utilities 1.1%
Other Assets in Excess of Liabilities 1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Utilities	1.1%
Real Estate	1.9%
Consumer Staples	3.8%
Energy	4.0%
Communications	5.3%
Health Care	6.8%
Materials	7.7%
Industrials	9.6%
Financials	16.6%
Technology	18.4%
Consumer Discretionary	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exelixis, Inc.	1.3%
Blue Owl Capital, Inc.	1.1%
Targa Resources Corporation	1.2%
General Motors Company	1.1%
Synchrony Financial	1.1%
Booking Holdings, Inc.	1.1%
Fiserv, Inc.	1.1%
Affiliated Managers Group, Inc.	1.1%
Unum Group	1.1%
Ameriprise Financial, Inc.	1.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

LeaderShares AlphaFactor US Core Equity ETF - Fund (LSAF)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.leadersharesetfs.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-LSAF

LeaderShares Dynamic Yield ETF

(DYLD) NYSE Arca, Inc.

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about LeaderShares Dynamic Yield ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.leadersharesetfs.com. You can also request this information by contacting us at 1-888-617-1444.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Dynamic Yield ETF	$79	0.75%

How did the Fund perform during the reporting period?

During the LeaderShares® Dynamic Yield ETF’s (the “Fund”) fiscal year, bond markets faced a complex environment as the Federal Reserve’s anticipated rate cuts materialized, directly impacting the demand for fixed-income securities. U.S. Treasury fell overall driven by resilient economic data and tempered expectations for further cuts. Corporate bonds performed strongly, with investment-grade spreads tightening to 36 basis points and high-yield spreads narrowing to their lowest point since 2021.

The Fund returned 9.80% (Source: Ultimus). The Fund is actively managed and does not track an index. Utilizing its quantitative selection methodology, the Fund invested in a portfolio comprising high-yield corporate bonds, investment-grade corporate bonds, and U.S. treasuries, which collectively contributed to its total return. During the period, the Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index**, which returned 10.55% (Source: Ultimus). A key factor was the Fund's significant allocation to short-term treasuries, which lagged broader fixed-income securities early in the period. Meanwhile, the benchmark, with its focus on investment-grade corporate bonds and treasuries, benefitted from a shift toward discounted securities well-positioned for gains from rate cuts.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

**The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

LeaderShares Dynamic Yield ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,005
$9,369
06/28/21
10/31/21
10/31/22
10/31/23
10/31/24

	LeaderShares Dynamic Yield ETF - NAV	Bloomberg U.S. Aggregate Bond Index
06/28/21	$10,000	$10,000
10/31/21	$10,088	$10,016
10/31/22	$8,832	$8,445
10/31/23	$9,112	$8,476
10/31/24	$10,005	$9,369

Average Annual Total Returns

	1 Year	Since Inception (June 28, 2021)
LeaderShares Dynamic Yield ETF - NAV	9.80%	0.02%
Bloomberg U.S. Aggregate Bond Index	10.55%	-1.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$68,079,841
Number of Portfolio Holdings	226
Advisory Fee	$548,013
Portfolio Turnover	47%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	55.7%
U.S. Government & Agencies	44.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 40.3%
Communications 11.5%
Financials 8.6%
Health Care 7.8%
Technology 6.0%
Industrials 5.0%
Consumer Discretionary 3.7%
Energy 3.3%
Consumer Staples 2.9%
Materials 1.0%
Real Estate 0.7%
Utilities 0.2%
Other Assets in Excess of Liabilities 9.0%

Value	Value
Other Assets in Excess of Liabilities	9.0%
Utilities	0.2%
Real Estate	0.7%
Materials	1.0%
Consumer Staples	2.9%
Energy	3.3%
Consumer Discretionary	3.7%
Industrials	5.0%
Technology	6.0%
Health Care	7.8%
Financials	8.6%
Communications	11.5%
U.S. Treasury Obligations	40.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, , 4.0500%, 11/07/24	35.4%
United States Treasury Note, , 1.5000%, 02/15/25	4.6%
Veritas US, Inc., , 7.5000%, 09/01/25	0.3%
DISH DBS Corporation, , 5.2500%, 12/01/26	0.3%
DISH DBS Corporation, , 5.7500%, 12/01/28	0.3%
DISH DBS Corporation, , 5.8750%, 11/15/24	0.3%
Tenneco, Inc., , 8.0000%, 11/17/28	0.3%
Bausch Health Companies, Inc., , 5.5000%, 11/01/25	0.3%
Condor Merger Sub, Inc., , 7.3750%, 02/15/30	0.3%
Cloud Software Group, Inc., , 9.0000%, 09/30/29	0.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

LeaderShares Dynamic Yield ETF - Fund (DYLD)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.leadersharesetfs.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-DYLD

LeaderShares Equity Skew ETF

(SQEW) NYSE Arca, Inc.

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about LeaderShares Equity Skew ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.leadersharesetfs.com. You can also request this information by contacting us at 1-888-617-1444.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Equity Skew ETF	$84	0.75%

How did the Fund perform during the reporting period?

During the LeaderShares® Equity Skew ETF’s (the “Fund”) fiscal year, risk markets extended their upward trajectory as the long-anticipated Federal Reserve rate cuts materialized, reigniting investor risk appetite and driving equity markets to all-time highs. Although favorable economic indicators and policy shifts helped buoy markets, concerns about potential recessions and geopolitical tensions introduced caution among investors.

The Fund posted a return of 22.73% (Source: Ultimus) during the period as compared to 38.02% for the S&P 500**. During the period, the Fund was invested in a portfolio of stocks and ETFs based on its quantitative selection methodology. The Fund is an active fund and does not track an index. Mega-cap tech stocks continue to boost market-cap weighted indices like the S&P 500 higher. The Fund’s overexposure to factors like emerging market equities drove the underperformance against the S&P 500 Index for the reporting period. However, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

LeaderShares Equity Skew ETF - NAV
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,873
$15,667
05/11/20
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

	LeaderShares Equity Skew ETF - NAV	S&P 500® Index
05/11/20	$10,000	$10,000
10/31/20	$11,224	$11,252
10/31/21	$15,733	$16,080
10/31/22	$12,985	$13,731
10/31/23	$12,765	$15,123
10/31/24	$15,667	$20,873

Average Annual Total Returns

	1 Year	Since Inception (May 11, 2020)
LeaderShares Equity Skew ETF - NAV	22.73%	10.56%
S&P 500® Index	38.02%	17.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$100,063,873
Number of Portfolio Holdings	5
Advisory Fee	$896,976
Portfolio Turnover	190%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.1%
Other Assets in Excess of Liabilities
0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	99.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 600 Small Cap Value ETF, N	42.7%
iShares Russell 2000 ETF	35.8%
Vanguard FTSE Emerging Markets ETF	13.7%
SPDR S&P 600 Small Cap Growth ETF	3.9%
SPDR Portfolio S&P 500 Value ETF	3.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

LeaderShares Equity Skew ETF - Fund (SQEW)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.leadersharesetfs.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-SQEW

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b) (c)	N/A During the period covered by this report, there were no amendments to any provision of the code of ethics.
(d) (e) (f)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics. N/A See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten and Mr. Neil M. Kaufman are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Audit Fees

Trust Series	2024	2023
LeaderShares AlphaFactor US Core Equity ETF	$14,250	$13,200
LeaderShares Activist Leaders ETF	$14,250	$13,200
LeaderShares AlphaFactor Tactical Focused ETF	$14,250	$13,200
LeaderShares Equity Skew ETF	$15,300	$13,200
LeaderShares Dynamic Yield ETF	$14,250	$13,200

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Tax Fees

Trust Series	2024	2023
LeaderShares AlphaFactor US Core Equity ETF	$3,200	$3,200
LeaderShares Activist Leaders ETF	$3,200	$3,200
LeaderShares AlphaFactor Tactical Focused ETF	$3,200	$3,200
LeaderShares Equity Skew ETF	$3,200	$3,200
LeaderShares Dynamic Yield ETF	$3,200	$3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2024 and 2023 respectively.

(e)(1)

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.
(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - None

2023 - None

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

LeaderShares® Activist Leaders® ETF (ACTV)
LeaderShares® AlphaFactor® Tactical Focused ETF (LSAT)
LeaderShares® AlphaFactor® US Core Equity ETF (LSAF)
LeaderShares® Equity Skew ETF (SQEW)
LeaderShares® Dynamic Yield ETF (DYLD)

Advised by Redwood Investment Management, LLC

Annual Financial Statements

October 31, 2024

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 3.7%
79,971	Mercury Systems, Inc.(a)	$2,587,062

	ASSET MANAGEMENT - 7.6%
153,131	Invesco Ltd.	2,655,292
64,641	Janus Henderson Group plc	2,670,319
		5,325,611
	AUTOMOTIVE - 3.7%
343,532	Dana, Inc.	2,634,890

	BANKING - 0.7%
30,935	Banc of California, Inc.	475,162

	BIOTECH & PHARMA - 7.5%
291,419	Bausch Health Companies, Inc.(a)	2,681,055
135,333	Innoviva, Inc.(a)	2,647,113
		5,328,168
	CHEMICALS - 0.7%
4,715	Rogers Corporation(a)	472,820

	COMMERCIAL SUPPORT SERVICES - 7.4%
380,094	Alight, Inc., Class A(a)	2,634,051
194,920	Vestis Corporation	2,635,319
		5,269,370
	CONSTRUCTION MATERIALS - 0.7%
16,521	MDU Resources Group, Inc.	476,631

	CONSUMER SERVICES - 0.7%
16,198	Upbound Group, Inc.	473,630

	E-COMMERCE DISCRETIONARY - 0.7%
9,262	Etsy, Inc.(a)	476,437

	ELECTRIC UTILITIES - 4.5%
548,725	Algonquin Power & Utilities Corporation	2,655,828

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ELECTRIC UTILITIES - 4.5% (Continued)
23,657	PG&E Corporation	$478,345
		3,134,173
	FOOD - 7.6%
34,291	Lamb Weston Holdings, Inc.	2,664,067
72,655	TreeHouse Foods, Inc.(a)	2,643,189
		5,307,256
	GAS & WATER UTILITIES - 3.8%
36,047	Southwest Gas Holdings, Inc.	2,640,443

	HEALTH CARE FACILITIES & SERVICES - 4.5%
8,191	Catalent, Inc.(a)	479,993
157,622	Fortrea Holdings, Inc.(a)	2,651,202
		3,131,195
	HOME CONSTRUCTION - 0.7%
6,120	KB Home	480,420

	INFRASTRUCTURE REIT - 0.7%
93,166	Uniti Group, Inc.	472,352

	INTERNET MEDIA & SERVICES - 5.8%
3,084	Expedia Group, Inc.(a)	482,060
2,867	GoDaddy, Inc., Class A(a)	478,216
72,904	Match Group, Inc.(a)	2,626,731
14,997	Pinterest, Inc., Class A(a)	476,755
		4,063,762
	LEISURE FACILITIES & SERVICES - 10.2%
159,416	Bloomin’ Brands, Inc.	2,644,712
8,528	Chipotle Mexican Grill, Inc.(a)	475,607
16,163	Cinemark Holdings, Inc.(a)	480,849
13,067	MGM Resorts International(a)	481,780
38,159	Restaurant Brands International, Inc.	2,653,959
25,377	Wendy’s Company (The)	484,954
		7,221,861

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.7%
6,550	Solventum Corporation(a)	$475,399

	OIL & GAS PRODUCERS - 1.4%
29,861	CVR Energy, Inc.	474,790
12,846	Suncor Energy, Inc.	485,193
		959,983
	PUBLISHING & BROADCASTING - 0.7%
16,557	News Corporation, Class B	480,815

	REAL ESTATE OWNERS & DEVELOPERS - 3.8%
34,848	Howard Hughes Holdings, Inc.(a)	2,649,842

	RETAIL - DISCRETIONARY - 0.7%
13,473	Advance Auto Parts, Inc.	480,851

	SEMICONDUCTORS - 0.7%
36,256	Wolfspeed, Inc.(a)	482,567

	SOFTWARE - 4.6%
16,569	Gen Digital, Inc.	482,324
65,598	Rapid7, Inc.(a)	2,651,470
		3,133,794
	TECHNOLOGY HARDWARE - 1.3%
17,899	NCR Atleos Corporation(a)	468,596
36,796	NCR Voyix Corporation(a)	471,357
		939,953
	TECHNOLOGY SERVICES - 3.7%
14,978	Insight Enterprises, Inc.(a)	2,619,952

	TELECOMMUNICATIONS - 2.1%
30,562	DigitalBridge Group, Inc.	479,518
13,420	Frontier Communications Parent, Inc.(a)	479,497
16,206	Telephone and Data Systems, Inc.	482,128
		1,441,143

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TRANSPORTATION & LOGISTICS - 7.5%
456,374	JetBlue Airways Corporation(a)	$2,601,332
85,800	Southwest Airlines Company	2,623,764
		5,225,096
	WHOLESALE - CONSUMER STAPLES - 0.7%
12,117	Chefs’ Warehouse, Inc. (The)(a)	483,711

	TOTAL COMMON STOCKS (Cost $71,771,964)	69,344,349

	TOTAL INVESTMENTS - 99.1% (Cost $71,771,964)	$69,344,349
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	625,751
	NET ASSETS - 100.0%	$69,970,100

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security

See accompanying notes which are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
LEADERSHARES ACTIVIST LEADERS ETF
OCTOBER 31, 2024

Diversification of Assets
Country	% of Net Assets
United States	79.4%
Canada	12.1%
Bermuda	3.8%
Jersey	3.8%
Total	99.1%
Other Assets Less Liabilities - Net	0.9%
Grand Total	100.0%

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	BIOTECH & PHARMA - 7.0%
80,235	Bristol-Myers Squibb Company	$4,474,706
25,615	Johnson & Johnson	4,094,814
		8,569,520
	CABLE & SATELLITE - 3.5%
99,111	Comcast Corporation, Class A	4,328,177

	CHEMICALS - 3.2%
46,565	DuPont de Nemours, Inc.	3,864,429

	COMMERCIAL SUPPORT SERVICES - 6.5%
568,922	ADT, Inc.	4,096,238
64,664	H&R Block, Inc.	3,862,381
		7,958,619
	E-COMMERCE DISCRETIONARY - 3.0%
63,276	eBay, Inc.	3,639,002

	ELECTRIC UTILITIES - 6.9%
49,576	SEMPRA	4,133,151
34,495	Vistra Corporation	4,310,495
		8,443,646
	ENTERTAINMENT CONTENT - 3.4%
106,461	Fox Corporation - Class B, CLASS B	4,147,721

	FOOD - 6.8%
91,017	Pilgrim’s Pride Corporation(a)	4,408,864
35,826	Post Holdings, Inc.(a)	3,912,557
		8,321,421
	HEALTH CARE FACILITIES & SERVICES - 6.3%
55,111	Centene Corporation(a)	3,431,211
18,540	Labcorp Holdings, Inc.	4,232,126
		7,663,337
	HOUSEHOLD PRODUCTS - 3.2%
43,744	Spectrum Brands Holdings, Inc.	3,920,337

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
67,140	Jefferies Financial Group, Inc.	$4,295,617

	LEISURE FACILITIES & SERVICES - 10.5%
17,905	Hilton Worldwide Holdings, Inc.	4,204,989
16,594	Marriott International, Inc., Class A	4,314,772
89,421	Travel + Leisure Company	4,275,218
		12,794,979
	MACHINERY - 3.3%
9,917	Deere & Company	4,013,311

	OIL & GAS PRODUCERS - 9.2%
92,748	HF Sinclair Corporation	3,581,000
25,454	Marathon Petroleum Corporation	3,702,793
30,565	Valero Energy Corporation	3,966,115
		11,249,908
	PUBLISHING & BROADCASTING - 3.6%
24,840	Nexstar Media Group, Inc.	4,369,853

	RETAIL - DISCRETIONARY - 3.2%
19,933	Dick’s Sporting Goods, Inc.	3,901,885

	SELF-STORAGE REIT - 2.9%
85,498	National Storage Affiliates Trust	3,603,741

	SOFTWARE - 3.6%
136,002	Teradata Corporation(a)	4,383,344

	SPECIALTY FINANCE - 3.3%
161,500	MGIC Investment Corporation	4,043,960

	TECHNOLOGY HARDWARE - 3.0%
30,995	Arrow Electronics, Inc.(a)	3,678,177

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS - 3.1%
31,485	Expeditors International of Washington, Inc.	$3,746,715

	TOTAL COMMON STOCKS (Cost $107,342,086)	120,937,699

	TOTAL INVESTMENTS - 99.0% (Cost $107,342,086)	$120,937,699
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,257,861
	NET ASSETS - 100.0%	$122,195,560

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 2.7%
2,694	Lockheed Martin Corporation, B	$1,471,058
17,790	Textron, Inc.	1,430,672
9,184	Woodward, Inc.	1,507,002
		4,408,732
	APPAREL & TEXTILE PRODUCTS - 3.7%
18,928	Columbia Sportswear Company	1,523,136
10,841	Crocs, Inc.(a)	1,168,877
15,505	PVH Corporation	1,526,622
8,061	Ralph Lauren Corporation	1,595,514
		5,814,149
	ASSET MANAGEMENT - 3.3%
8,848	Affiliated Managers Group, Inc.	1,715,627
3,344	Ameriprise Financial, Inc.	1,706,443
80,967	Blue Owl Capital, Inc.	1,810,423
		5,232,493
	AUTOMOTIVE - 1.1%
34,903	General Motors Company	1,771,676

	BEVERAGES - 0.9%
1,198	Coca-Cola Consolidated, Inc.	1,346,863

	BIOTECH & PHARMA - 2.3%
60,501	Exelixis, Inc.(a)	2,008,634
4,388	United Therapeutics Corporation(a)	1,640,980
		3,649,614
	CHEMICALS - 0.9%
17,615	DuPont de Nemours, Inc.	1,461,869

	COMMERCIAL SUPPORT SERVICES - 0.9%
24,557	H&R Block, Inc.	1,466,790

	CONSTRUCTION MATERIALS - 2.9%
9,865	Advanced Drainage Systems, Inc.	1,478,566
3,500	Carlisle Companies, Inc.	1,477,805

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	CONSTRUCTION MATERIALS - 2.9% (Continued)
5,436	Eagle Materials, Inc.	$1,551,762
		4,508,133
	CONSUMER SERVICES - 1.0%
10,978	Grand Canyon Education, Inc.(a)	1,505,194

	CONTAINERS & PACKAGING - 1.0%
53,005	Graphic Packaging Holding Company	1,497,921

	E-COMMERCE DISCRETIONARY - 0.9%
23,995	eBay, Inc.	1,379,952

	ELECTRIC UTILITIES - 1.1%
13,160	Vistra Corporation	1,644,474

	ELECTRICAL EQUIPMENT - 1.1%
14,379	AAON, Inc.	1,642,369

	ENGINEERING & CONSTRUCTION - 1.9%
23,988	KBR, Inc.	1,607,436
3,828	TopBuild Corporation(a)	1,352,739
		2,960,175
	ENTERTAINMENT CONTENT - 1.0%
37,013	Fox Corporation, Class A	1,554,546

	FOOD - 0.9%
13,589	Post Holdings, Inc.(a)	1,484,055

	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
14,446	Louisiana-Pacific Corporation	1,428,709

	HEALTH CARE FACILITIES & SERVICES - 3.6%
4,527	Cigna Group (The)	1,425,145
9,605	DaVita, Inc.(a)	1,342,875
3,877	HCA Healthcare, Inc.	1,390,835

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.6% (Continued)
9,515	Tenet Healthcare Corporation(a)	$1,475,015
		5,633,870
	HOME CONSTRUCTION - 6.4%
17,457	Fortune Brands Innovations, Inc.	1,454,692
8,333	Lennar Corporation, Class A	1,419,110
18,616	Masco Corporation	1,487,605
9,720	Mohawk Industries, Inc.(a)	1,305,104
159	NVR, Inc.(a)	1,455,297
10,910	PulteGroup, Inc.	1,413,172
10,126	Toll Brothers, Inc.	1,482,851
		10,017,831
	HOUSEHOLD PRODUCTS - 0.9%
16,522	Spectrum Brands Holdings, Inc.	1,480,702

	INDUSTRIAL SUPPORT SERVICES - 1.0%
3,179	Watsco, Inc.	1,503,699

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
3,168	Goldman Sachs Group, Inc.	1,640,359

	INSURANCE - 9.2%
14,059	Aflac, Inc.	1,473,243
21,428	American International Group, Inc.	1,625,957
37,309	Equitable Holdings, Inc.	1,691,589
13,396	Hartford Financial Services Group, Inc. (The)	1,479,454
19,004	MetLife, Inc.	1,490,294
44,299	Old Republic International Corporation	1,547,364
5,893	Primerica, Inc.	1,631,241
26,611	Unum Group	1,707,893
27,809	W R Berkley Corporation	1,589,841
		14,236,876
	INTERNET MEDIA & SERVICES - 3.2%
9,507	Alphabet, Inc., Class A	1,626,743
370	Booking Holdings, Inc.	1,730,212

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INTERNET MEDIA & SERVICES - 3.2% (Continued)
10,574	Expedia Group, Inc.(a)	$1,652,822
		5,009,777
	LEISURE FACILITIES & SERVICES - 5.0%
6,774	Hilton Worldwide Holdings, Inc.	1,590,874
10,272	Hyatt Hotels Corporation, Class A	1,494,062
17,411	Light & Wonder, Inc.(a)	1,632,804
6,297	Marriott International, Inc., Class A	1,637,346
19,270	Planet Fitness, Inc., A(a)	1,513,080
		7,868,166
	MACHINERY - 1.0%
3,989	Caterpillar, Inc.	1,500,662

	MEDICAL EQUIPMENT & DEVICES - 0.9%
1,047	Mettler-Toledo International, Inc.(a)	1,352,462

	OIL & GAS PRODUCERS - 4.0%
9,643	Marathon Petroleum Corporation	1,402,767
3,171	Murphy USA, Inc.	1,548,875
11,942	Phillips 66	1,454,774
10,678	Targa Resources Corporation	1,782,799
		6,189,215
	RETAIL - DISCRETIONARY - 5.7%
8,707	AutoNation, Inc.(a)	1,353,677
494	AutoZone, Inc.(a)	1,486,446
8,019	Builders FirstSource, Inc.(a)	1,374,457
7,930	Ferguson Enterprises, Inc.	1,560,148
5,780	Lowe’s Companies, Inc.	1,513,377
1,354	O’Reilly Automotive, Inc.(a)	1,561,352
		8,849,457
	RETAIL REIT - 1.0%
21,741	Regency Centers Corporation	1,553,177

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SELF-STORAGE REIT - 0.9%
32,476	National Storage Affiliates Trust	$1,368,863

	SOFTWARE - 5.2%
5,559	Duolingo, Inc.(a)	1,628,620
20,211	Fortinet, Inc.(a)	1,589,797
56,888	Gen Digital, Inc.	1,656,010
8,600	Guidewire Software, Inc.(a)	1,601,836
26,500	Nutanix, Inc., Class A(a)	1,645,650
		8,121,913
	SPECIALTY FINANCE - 3.1%
5,792	American Express Company	1,564,303
61,197	MGIC Investment Corporation	1,532,373
31,481	Synchrony Financial	1,735,863
		4,832,539
	STEEL - 2.0%
5,430	Reliance, Inc.	1,554,826
12,456	Steel Dynamics, Inc.	1,625,508
		3,180,334
	TECHNOLOGY HARDWARE - 3.0%
6,754	Apple, Inc.	1,525,796
13,105	Jabil, Inc.	1,613,094
13,068	TD SYNNEX Corporation	1,507,394
		4,646,284
	TECHNOLOGY SERVICES - 10.2%
7,303	Broadridge Financial Solutions, Inc.	1,539,911
5,003	Corpay, Inc.(a)	1,649,589
15,771	Euronet Worldwide, Inc.(a)	1,552,970
809	Fair Isaac Corporation(a)	1,612,426
18,797	Fidelity National Information Services, Inc.	1,686,655
8,725	Fiserv, Inc.(a)	1,726,678
3,101	Gartner, Inc.(a)	1,558,253
15,150	Parsons Corporation(a)	1,638,624
3,043	S&P Global, Inc.	1,461,735

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY SERVICES - 10.2% (Continued)
11,247	Science Applications International Corporation	$1,622,830
		16,049,671
	TELECOMMUNICATIONS - 1.1%
7,574	T-Mobile US, Inc.	1,690,214

	TOBACCO & CANNABIS - 1.1%
30,707	Altria Group, Inc.	1,672,303

	TRANSPORTATION EQUIPMENT - 1.0%
4,825	Cummins, Inc.	1,587,329

	TOTAL COMMON STOCKS (Cost $139,009,239)	154,743,417

	TOTAL INVESTMENTS - 99.0% (Cost $139,009,239)	$154,743,417
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,567,461
	NET ASSETS - 100.0%	$156,310,878

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 99.1%
164,544	iShares Russell 2000 ETF	$35,831,101
57,574	SPDR Portfolio S&P 500 Value ETF	3,006,514
43,362	SPDR S&P 600 Small Cap Growth ETF	3,898,244
500,439	SPDR S&P 600 Small Cap Value ETF	42,697,456
295,395	Vanguard FTSE Emerging Markets ETF	13,756,545
		99,189,860

	TOTAL EXCHANGE-TRADED FUNDS (Cost $99,269,635)	99,189,860

	TOTAL INVESTMENTS - 99.1% (Cost $99,269,635)	$99,189,860
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	874,013
	NET ASSETS - 100.0%	$100,063,873

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7%
	AEROSPACE & DEFENSE — 2.6%
145,000	Boeing Company (The)		4.8750	05/01/25	$144,697
156,000	Boeing Company (The)		2.1960	02/04/26	150,276
145,000	Boeing Company (The)		5.1500	05/01/30	143,134
146,000	Boeing Company (The)		5.7050	05/01/40	140,503
147,000	Boeing Company (The)		5.8050	05/01/50	138,870
149,000	Boeing Company (The)		5.9300	05/01/60	139,092
84,000	Bombardier, Inc.(a)		7.8750	04/15/27	84,218
152,000	RTX Corporation		4.1250	11/16/28	148,693
173,000	RTX Corporation		4.5000	06/01/42	154,093
166,000	TransDigm, Inc.		5.5000	11/15/27	164,652
158,000	TransDigm, Inc.(a)		6.7500	08/15/28	161,700
158,000	TransDigm, Inc.(a)		6.8750	12/15/30	162,324
					1,732,252
	AUTOMOTIVE — 0.5%
157,000	Clarios Global, L.P. / Clarios US Finance Company(a)		8.5000	05/15/27	158,049
199,000	Tenneco, Inc.(a)		8.0000	11/17/28	184,410
					342,459
	BANKING — 6.2%
162,000	Bank of America Corporation(b)	SOFRRATE + 0.960%	1.7340	07/22/27	153,815
159,000	Bank of America Corporation(b)	TSFR3M + 1.302%	3.4190	12/20/28	152,420
154,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	150,821
158,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	152,061
179,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	158,268
184,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	159,590
216,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	154,545
206,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	159,291
191,000	Bank of America Corporation B(b)	TSFR3M + 3.412%	4.0830	03/20/51	156,874
149,000	Citigroup, Inc.(b)	SOFRRATE + 2.842%	3.1060	04/08/26	147,713
151,000	Citigroup, Inc.		4.4500	09/29/27	149,020
154,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	149,129
176,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	154,394

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7% (Continued)
	BANKING — 6.2% (Continued)
153,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.850%	2.0830	04/22/26	$150,885
161,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.885%	1.5780	04/22/27	153,697
171,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	154,755
153,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	149,942
183,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	158,639
138,000	JPMorgan Chase & Company		6.4000	05/15/38	154,669
190,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	155,329
209,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	151,468
154,000	Wells Fargo & Company		3.0000	04/22/26	150,370
155,000	Wells Fargo & Company		3.0000	10/23/26	150,157
163,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	153,328
172,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	156,025
213,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	160,337
165,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	154,431
					4,151,973
	BEVERAGES — 0.9%
152,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	146,603
157,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	146,652
144,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	144,676
150,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	153,200
					591,131
	BIOTECH & PHARMA — 2.9%
149,000	AbbVie, Inc.		2.6000	11/21/24	148,793
148,000	AbbVie, Inc.		3.6000	05/14/25	147,131
153,000	AbbVie, Inc.		2.9500	11/21/26	148,428
161,000	AbbVie, Inc.		3.2000	11/21/29	150,444
172,000	AbbVie, Inc.		4.0500	11/21/39	151,131
176,000	AbbVie, Inc.		4.2500	11/21/49	149,918
173,000	Amgen, Inc.		4.6630	06/15/51	151,709
136,000	AstraZeneca plc		6.4500	09/15/37	152,618
186,000	Bausch Health Companies, Inc.(a)		5.5000	11/01/25	182,757
157,000	Bristol-Myers Squibb Company		3.4000	07/26/29	149,283

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7% (Continued)
	BIOTECH & PHARMA — 2.9% (Continued)
180,000	Bristol-Myers Squibb Company		4.2500	10/26/49	$150,927
136,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	151,594
126,000	Pfizer, Inc.		7.2000	03/15/39	150,488
					1,985,221
	CABLE & SATELLITE — 5.4%
167,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.1250	05/01/27	163,631
170,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	164,580
174,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.3750	06/01/29	166,252
165,000	CCO Holdings, LLC / CCO Holdings Capital(a)		6.3750	09/01/29	163,501
185,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	168,464
189,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	08/15/30	168,965
195,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	02/01/31	169,795
199,000	CCO Holdings, LLC / CCO Holdings Capital		4.5000	05/01/32	169,499
205,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	06/01/33	170,726
212,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	01/15/34	169,599
150,000	Comcast Corporation		4.1500	10/15/28	147,326
160,000	Comcast Corporation		4.6000	10/15/38	148,249
165,000	Comcast Corporation		4.7000	10/15/48	149,032
236,000	Comcast Corporation		2.8870	11/01/51	149,775
244,000	Comcast Corporation		2.9370	11/01/56	151,088
179,000	DIRECTV Holdings, LLC / DIRECTV Financing Company(a)		5.8750	08/15/27	172,569
190,000	DISH DBS Corporation		5.8750	11/15/24	188,706
210,000	DISH DBS Corporation(a)		5.2500	12/01/26	194,766
221,000	DISH DBS Corporation(a)		5.7500	12/01/28	193,577
165,000	DISH Network Corporation(a)		11.7500	11/15/27	173,809
167,000	Sirius XM Radio, Inc.(a)		5.0000	08/01/27	163,714
181,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	168,967
					3,676,590
	CONSTRUCTION MATERIALS — 0.2%
185,000	Standard Industries, Inc.(a)		4.3750	07/15/30	170,137

	CONTAINERS & PACKAGING — 0.2%
165,000	Mauser Packaging Solutions Holding Company(a)		7.8750	08/15/26	167,466

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7% (Continued)
	DIVERSIFIED INDUSTRIALS — 0.2%
137,000	General Electric Company		6.7500	03/15/32	$152,665

	E-COMMERCE DISCRETIONARY — 0.4%
153,000	Amazon.com, Inc.		3.1500	08/22/27	148,135
174,000	Amazon.com, Inc.		4.0500	08/22/47	148,107
					296,242
	ELECTRIC UTILITIES — 0.2%
168,000	FirstEnergy Corporation		3.9000	07/15/27	164,174

	ELECTRICAL EQUIPMENT — 0.5%
159,000	Emerald Debt Merger Sub, LLC(a)		6.6250	12/15/30	161,896
155,000	WESCO Distribution, Inc.(a)		7.2500	06/15/28	158,775
					320,671
	ENGINEERING & CONSTRUCTION — 0.2%
152,000	Brand Industrial Services, Inc.(a)		10.3750	08/01/30	161,332

	ENTERTAINMENT CONTENT — 0.2%
161,000	Univision Communications, Inc.(a)		6.6250	06/01/27	159,892

	FOOD — 1.8%
153,000	Kraft Heinz Foods Company		3.0000	06/01/26	149,021
151,000	Kraft Heinz Foods Company		3.8750	05/15/27	148,119
156,000	Kraft Heinz Foods Company		4.2500	03/01/31	151,835
137,000	Kraft Heinz Foods Company(a)		7.1250	08/01/39	156,171
162,000	Kraft Heinz Foods Company		5.0000	06/04/42	150,927
160,000	Kraft Heinz Foods Company		5.2000	07/15/45	150,138
183,000	Kraft Heinz Foods Company		4.3750	06/01/46	153,569
167,000	Kraft Heinz Foods Company		4.8750	10/01/49	149,498
					1,209,278
	HEALTH CARE FACILITIES & SERVICES — 3.7%
182,000	CHS/Community Health Systems, Inc.(a)		5.6250	03/15/27	177,631
150,000	Cigna Group (The)		4.3750	10/15/28	147,440
166,000	Cigna Group (The)		4.9000	12/15/48	147,549
149,000	CVS Health Corporation		4.3000	03/25/28	145,262

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 3.7% (Continued)
163,000	CVS Health Corporation		4.7800	03/25/38	$145,585
165,000	CVS Health Corporation		5.1250	07/20/45	144,648
168,000	CVS Health Corporation		5.0500	03/25/48	145,374
193,000	DaVita, Inc.(a)		4.6250	06/01/30	177,794
145,000	HCA, Inc.		5.3750	02/01/25	145,017
143,000	HCA, Inc.		5.8750	02/15/26	144,021
153,000	HCA, Inc.		5.6250	09/01/28	156,211
167,000	HCA, Inc.		3.5000	09/01/30	153,182
159,000	Tenet Healthcare Corporation		6.2500	02/01/27	159,280
166,000	Tenet Healthcare Corporation		5.1250	11/01/27	164,780
164,000	Tenet Healthcare Corporation		6.1250	10/01/28	164,261
163,000	Tenet Healthcare Corporation		6.1250	06/15/30	163,971
					2,482,006
	HOME & OFFICE PRODUCTS — 0.2%
165,000	Newell Brands, Inc.		5.7000	04/01/26	165,483

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
155,000	Chart Industries, Inc.(a)		7.5000	01/01/30	161,420

	INDUSTRIAL SUPPORT SERVICES — 0.2%
166,000	United Rentals North America, Inc.		4.8750	01/15/28	162,626

	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
148,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	147,228
152,000	Goldman Sachs Group, Inc. (The)(b)	TSFR3M + 1.563%	4.2230	05/01/29	148,564
181,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.281%	2.6150	04/22/32	155,907
143,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	156,985
144,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	156,348
149,000	Morgan Stanley		3.8750	01/27/26	147,673
162,000	Morgan Stanley(b)	SOFRRATE + 0.879%	1.5930	05/04/27	154,502
153,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	150,087
176,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	157,535
					1,374,829

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7% (Continued)
	INSURANCE — 0.2%
154,000	HUB International Ltd.(a)		7.2500	06/15/30	$159,254

	INTERNET MEDIA & SERVICES — 0.5%
155,000	Uber Technologies, Inc.(a)		8.0000	11/01/26	155,000
174,000	Uber Technologies, Inc.(a)		4.5000	08/15/29	169,091
					324,091
	LEISURE FACILITIES & SERVICES — 2.4%
174,000	1011778 BC ULC / New Red Finance, Inc.(a)		3.8750	01/15/28	166,052
53,000	Caesars Entertainment, Inc.(a)		8.1250	07/01/27	54,070
158,000	Caesars Entertainment, Inc.(a)		7.0000	02/15/30	162,264
157,000	Carnival Corporation(a)		7.6250	03/01/26	158,200
168,000	Carnival Corporation(a)		5.7500	03/01/27	168,595
178,000	Carnival Corporation(a)		4.0000	08/01/28	169,823
174,000	Carnival Corporation(a)		6.0000	05/01/29	174,398
143,000	Carnival Holdings Bermuda Ltd.(a)		10.3750	05/01/28	153,594
189,000	New Red Finance, Inc.(a)		4.0000	10/15/30	170,723
167,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	167,093
					1,544,812
	MEDICAL EQUIPMENT & DEVICES — 1.2%
150,000	Abbott Laboratories		4.9000	11/30/46	145,120
171,000	Avantor Funding, Inc.(a)		4.6250	07/15/28	165,490
154,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	161,915
182,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	170,427
178,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	172,654
					815,606
	METALS & MINING — 0.6%
163,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	156,678
177,000	Novelis Corporation(a)		4.7500	01/30/30	166,208
					322,886
	OIL & GAS PRODUCERS — 3.1%
183,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	169,187
153,000	Civitas Resources, Inc.(a)		8.3750	07/01/28	158,316

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7% (Continued)
	OIL & GAS PRODUCERS — 3.1% (Continued)
152,000	Civitas Resources, Inc.(a)		8.7500	07/01/31	$159,412
136,000	ConocoPhillips		6.5000	02/01/39	150,951
199,000	ConocoPhillips Company		4.0250	03/15/62	151,314
149,000	Continental Resources Inc/OK(a)		5.7500	01/15/31	149,242
168,000	New Fortress Energy, Inc.(a)		6.5000	09/30/26	155,752
137,000	Shell International Finance BV		6.3750	12/15/38	152,707
170,829	Shell International Finance BV		4.3750	05/11/45	150,086
159,000	Venture Global LNG, Inc.(a)		8.1250	06/01/28	165,116
152,000	Venture Global LNG, Inc.(a)		9.5000	02/01/29	168,069
161,000	Venture Global LNG, Inc.(a)		8.3750	06/01/31	167,346
154,000	Venture Global LNG, Inc.(a)		9.8750	02/01/32	168,163
					2,065,661
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
152,000	Weatherford International Ltd.(a)		8.6250	04/30/30	157,237

	PUBLISHING & BROADCASTING — 0.2%
169,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	166,201

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
170,000	SBA Communications Corporation		3.8750	02/15/27	164,656
186,000	SBA Communications Corporation		3.1250	02/01/29	169,387
161,000	Uniti Group, L.P. / Uniti Group Finance, Inc. (a)		10.5000	02/15/28	171,466
					505,509
	RETAIL - DISCRETIONARY — 0.2%
142,000	Home Depot, Inc. (The)		5.8750	12/16/36	152,405

	SEMICONDUCTORS — 0.5%
193,000	Broadcom, Inc.(a)		3.1370	11/15/35	158,638
197,000	Broadcom, Inc.(a)		3.1870	11/15/36	160,190
					318,828
	SOFTWARE — 3.3%
187,000	AthenaHealth Group, Inc.		6.5000	02/15/30	176.971
174,000	Cloud Software Group, Inc		6.5000	03/31/29	170,043
179,000	Cloud Software Group, Inc.(a)		9.0000	09/30/29	179,012
187,000	McAfee Corporation (a)		7.3750	02/15/30	180,338

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7% (Continued)
	SOFTWARE — 3.3% (Continued)
154,000	Microsoft Corporation		2.4000	08/08/26	$149,144
150,000	Microsoft Corporation		3.3000	02/06/27	146,976
230,000	Microsoft Corporation		2.5250	06/01/50	147,535
211,000	Microsoft Corporation		2.9210	03/17/52	146,019
236,000	Microsoft Corporation		2.6750	06/01/60	144,452
151,000	Oracle Corporation		2.5000	04/01/25	149,506
209,000	Oracle Corporation		3.6000	04/01/50	150,748
213,000	Oracle Corporation		3.8500	04/01/60	151,487
164,000	SS&C Technologies, Inc.(a)		5.5000	09/30/27	163,444
212,000	Veritas US, Inc.(a)		7.5000	09/01/25	201,974
					2,257,649
	SPECIALTY FINANCE — 0.2%
157,000	OneMain Finance Corporation		7.1250	03/15/26	160,941

	TECHNOLOGY HARDWARE — 1.5%
149,000	Apple, Inc.		3.2500	02/23/26	146,917
173,000	Apple, Inc.		3.8500	05/04/43	147,687
153,000	Apple, Inc.		4.6500	02/23/46	144,033
106,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	107,828
177,000	Imola Merger Corporation(a)		4.7500	05/15/29	169,417
152,000	NCR Atleos Escrow Corporation(a)		9.5000	04/01/29	167,327
165,000	Western Digital Corporation		4.7500	02/15/26	163,179
					1,046,388
	TECHNOLOGY SERVICES — 0.7%
172,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	160,483
150,000	Visa, Inc.		3.1500	12/14/25	147,988
165,000	Visa, Inc.		4.3000	12/14/45	146,377
					454,848
	TELECOMMUNICATIONS — 5.2%
151,000	AT&T, Inc.		4.3500	03/01/29	148,965
153,000	AT&T, Inc.		4.3000	02/15/30	148,979
193,000	AT&T, Inc.		2.5500	12/01/33	157,073
221,000	AT&T, Inc.		3.5000	09/15/53	154,306

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7% (Continued)
	TELECOMMUNICATIONS — 5.2% (Continued)
222,000	AT&T, Inc.		3.5500	09/15/55	$154,151
214,000	AT&T, Inc.		3.8000	12/01/57	153,943
223,000	AT&T, Inc.		3.6500	09/15/59	153,642
123,000	British Telecommunications plc		9.6250	12/15/30	151,322
127,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	149,559
180,000	Frontier Communications Corporation(a)		5.0000	05/01/28	177,242
173,000	Intelsat Jackson Holdings S.A.(a)		6.5000	03/15/30	163,432
123,000	Orange S.A.		9.0000	03/01/31	148,954
155,000	Verizon Communications, Inc.		4.1250	03/16/27	153,227
150,000	Verizon Communications, Inc.		4.3290	09/21/28	148,140
155,000	Verizon Communications, Inc.		4.0160	12/03/29	149,103
179,000	Verizon Communications, Inc.		2.5500	03/21/31	155,441
156,000	Verizon Communications, Inc.		4.5000	08/10/33	149,053
200,000	Verizon Communications, Inc.		3.4000	03/22/41	154,886
164,000	Verizon Communications, Inc.		4.8620	08/21/46	150,938
212,000	Verizon Communications, Inc.		3.5500	03/22/51	155,306
205,000	Verizon Communications, Inc.		3.7000	03/22/61	146,414
161,000	Vodafone Group plc		5.2500	05/30/48	152,427
156,000	Vodafone Group plc(b)	USSW5 + 4.873%	7.0000	04/04/79	163,635
					3,540,138
	TOBACCO & CANNABIS — 0.2%
155,000	BAT Capital Corporation		3.5570	08/15/27	150,324

	TRANSPORTATION & LOGISTICS — 1.1%
80,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	80,303
167,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	165,501
149,000	Delta Air Lines, Inc.		7.3750	01/15/26	152,764
168,000	United Airlines, Inc.(a)		4.3750	04/15/26	165,029
181,000	United Airlines, Inc.(a)		4.6250	04/15/29	173,329
					736,926
	TOTAL CORPORATE BONDS (Cost $35,984,732)				34,507,551

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 40.3%
	U.S. TREASURY NOTES & BILLS — 40.3%
24,125,000	United States Treasury Bill(c)	4.0500	11/07/24	$24,106,287
3,177,000	United States Treasury Note	1.5000	02/15/25	3,148,905
94,000	United States Treasury Note	1.6250	05/15/31	80,190
87,000	United States Treasury Note	2.2500	05/15/41	63,970
89,000	United States Treasury Note	2.3750	05/15/51	59,217
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $27,539,152)			27,458,569

	TOTAL INVESTMENTS - 91.0% (Cost $63,523,884)			$61,966,120
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.0%			6,113,721
	NET ASSETS - 100.0%			$68,079,841

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	Treasury Secured Overnight Financing Rate (SOFR) 3 Month

USSW5	USD 5 Years Interest Rate Swap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is $12,622,731 or 18.5% of net assets.

(b)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(c)	Zero coupon bond. Rate disclosed is the current yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024

		LeaderShares®	LeaderShares®
ASSETS	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
Investment securities:	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
Investments, at cost	$71,771,964	$107,342,086	$139,009,239	$99,269,635	$63,523,884
Investments, at fair value	$69,344,349	$120,937,699	$154,743,417	$99,189,860	$61,966,120
Cash	685,267	1,286,603	1,600,824	928,803	5,912,476
Receivable for capital stock sold	1,635,894	—	—	—	—
Receivable for investments sold	8,590,002	—	—	—	—
Dividends and interest receivable	60,809	72,526	53,307	—	488,648
TOTAL ASSETS	80,316,321	122,296,828	156,397,548	100,118,663	68,367,244

LIABILITIES
Payable for investments purchased	8,689,498	—	—	—	—
Payable for capital shares redeemed	1,607,908	—	—	—	—
Investment advisory fees payable	48,815	101,268	86,670	54,790	28,803
Dividends payable	—	—	—	—	258,600
TOTAL LIABILITIES	10,346,221	101,268	86,670	54,790	287,403
NET ASSETS	$69,970,100	$122,195,560	$156,310,878	$100,063,873	$68,079,841

Net Assets Consist Of:
Paid in capital	$109,282,678	$138,681,272	$189,825,625	$135,103,839	$76,200,126
Accumulated earnings (deficit)	(39,312,578)	(16,485,712)	(33,514,747)	(35,039,966)	(8,120,285)
NET ASSETS	$69,970,100	$122,195,560	$156,310,878	$100,063,873	$68,079,841

Net Asset Value Per Share:
Net Assets	$69,970,100	$122,195,560	$156,310,878	$100,063,873	$68,079,841
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,175,000	3,000,000	3,825,000	2,975,000	3,000,000
Net asset value (Net Assets ÷ Shares Outstanding)	$32.17	$40.73	$40.87	$33.63	$22.69

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2024

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
INVESTMENT INCOME	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
Dividends	$1,396,958	$2,964,744	$1,765,781	$2,215,687	$—
Interest	43,105	289,832	64,231	49,158	3,793,832
Less: Foreign withholding expense	(45,690)	(5,808)	—	—	—
TOTAL INVESTMENT INCOME	1,394,373	3,248,768	1,830,012	2,264,845	3,793,832

EXPENSES
Investment advisory fees	615,328	1,388,273	1,109,457	896,976	548,013
TOTAL EXPENSES	615,328	1,388,273	1,109,457	896,976	548,013
NET INVESTMENT INCOME	779,045	1,860,495	720,555	1,367,869	3,245,819

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(10,108,424)	(829,688)	(7,079,158)	69,635	(3,630,338)
In-kind redemptions	15,542,840	19,288,642	38,499,073	20,950,182	(606,955)
Realized gain (loss) on investments	5,434,416	18,458,954	31,419,915	21,019,817	(4,237,293)
Change in unrealized appreciation on:
Investments	8,133,888	13,599,324	11,432,517	3,429,162	8,200,972

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	13,568,304	32,058,278	42,852,432	24,448,979	3,963,679

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,347,349	$33,918,773	$43,572,987	$25,816,848	$7,209,498

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2024	October 31, 2023
FROM OPERATIONS
Net investment income	$779,045	$1,002,457
Net realized loss on investments	(10,108,424)	(15,585,791)
Net realized gain on in-kind redemptions	15,542,840	13,363,512
Unrealized appreciation (depreciation) on investments	8,133,888	(2,174,800)
Net increase (decrease) in net assets resulting from operations	14,347,349	(3,394,622)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,076,375)	(243,068)
Net decrease in net assets resulting from distributions to shareholders	(1,076,375)	(243,068)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	51,962,162	76,050,884
Cost of shares redeemed	(82,799,657)	(67,131,486)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(30,837,495)	8,919,398

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,566,521)	5,281,708

NET ASSETS
Beginning of Year	87,536,621	82,254,913
End of Year	$69,970,100	$87,536,621

SHARE ACTIVITY
Shares sold	1,575,000	2,425,000
Shares redeemed	(2,550,000)	(2,125,000)
Net increase (decrease) in shares of beneficial interest outstanding	(975,000)	300,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2024	October 31, 2023
FROM OPERATIONS
Net investment income	$1,860,495	$2,502,084
Net realized loss on investments	(829,688)	(17,207,554)
Net realized gain on in-kind redemptions	19,288,642	16,621,389
Unrealized appreciation (depreciation) on investments	13,599,324	(3,554,782)
Net increase (decrease) in net assets resulting from operations	33,918,773	(1,638,863)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(2,646,455)	(596,625)
Net decrease in net assets resulting from distributions to shareholders	(2,646,455)	(596,625)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	118,981,911	210,728,219
Cost of shares redeemed	(214,512,961)	(179,523,658)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(95,531,050)	31,204,561

TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,258,732)	28,969,073

NET ASSETS
Beginning of Year	186,454,292	157,485,219
End of Year	$122,195,560	$186,454,292

SHARE ACTIVITY
Shares sold	3,375,000	6,525,000
Shares redeemed	(6,125,000)	(5,550,000)
Net increase (decrease) in shares of beneficial interest outstanding	(2,750,000)	975,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2024	October 31, 2023
FROM OPERATIONS
Net investment income	$720,555	$1,368,515
Net realized loss on investments	(7,079,158)	(11,918,281)
Net realized gain on in-kind redemptions	38,499,073	19,366,208
Unrealized appreciation (depreciation) on investments	11,432,517	(5,982,151)
Net increase in net assets resulting from operations	43,572,987	2,834,291

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,243,170)	(502,425)
Net decrease in net assets resulting from distributions to shareholders	(1,243,170)	(502,425)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	195,868,329	141,748,704
Cost of shares redeemed	(237,067,222)	(135,285,199)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(41,198,893)	6,463,505

TOTAL INCREASE IN NET ASSETS	1,130,924	8,795,371

NET ASSETS
Beginning of Year	155,179,954	146,384,583
End of Year	$156,310,878	$155,179,954

SHARE ACTIVITY
Shares sold	5,075,000	4,600,000
Shares redeemed	(6,325,000)	(4,375,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,250,000)	225,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2024	October 31, 2023
FROM OPERATIONS
Net investment income	$1,367,869	$1,229,109
Net realized gain (loss) on investments	69,635	(14,628,955)
Net realized gain on in-kind redemptions	20,950,182	9,761,192
Unrealized appreciation (depreciation) on investments	3,429,162	1,009,043
Net increase (decrease) in net assets resulting from operations	25,816,848	(2,629,611)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,535,565)	(480,938)
Net decrease in net assets resulting from distributions to shareholders	(1,535,565)	(480,938)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	166,407,290	135,827,916
Cost of shares redeemed	(224,436,843)	(115,722,042)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(58,029,553)	20,105,874

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,748,270)	16,995,325

NET ASSETS
Beginning of Year	133,812,143	116,816,818
End of Year	$100,063,873	$133,812,143

SHARE ACTIVITY
Shares sold	5,125,000	4,700,000
Shares redeemed	(6,975,000)	(4,000,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,850,000)	700,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2024	October 31, 2023
FROM OPERATIONS
Net investment income	$3,245,819	$3,267,525
Net realized loss on investments	(3,630,338)	—
Net realized loss on in-kind redemptions	(606,955)	(358,853)
Unrealized appreciation (depreciation) on investments	8,200,972	(70,568)
Net increase in net assets resulting from operations	7,209,498	2,838,104

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(3,187,125)	(3,214,975)
Net decrease in net assets resulting from distributions to shareholders	(3,187,125)	(3,214,975)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	17,822,910
Cost of shares redeemed	(24,458,926)	(18,582,377)
Net decrease in net assets resulting from shares of beneficial interest	(24,458,926)	(759,467)

TOTAL DECREASE IN NET ASSETS	(20,436,553)	(1,136,338)

NET ASSETS
Beginning of Year	88,516,394	89,652,732
End of Year	$68,079,841	$88,516,394

SHARE ACTIVITY
Shares sold	—	800,000
Shares redeemed	(1,100,000)	(850,000)
Net decrease in shares of beneficial interest outstanding	(1,100,000)	(50,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Year	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended	Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 *
Net asset value, beginning of year/period	$27.79	$28.86	$38.48	$24.29	$25.00
Activity from investment operations:
Net investment income (loss) (1)	0.31	0.33	0.15	0.01	(0.00	) **
Net realized and unrealized gain (loss) on investments	4.47	(1.32)	(6.98)	14.21	(0.71)
Total from investment operations	4.78	(0.99)	(6.83)	14.22	(0.71)
Less distributions from:
Net investment income	(0.40)	(0.08)	(0.36)	(0.03)	—
Return of capital	—	—	(2.43)	—	—
Total distributions	(0.40)	(0.08)	(2.79)	(0.03)	—
Net asset value, end of year/period	$32.17	$27.79	$28.86	$38.48	$24.29
Market price, end of year/period	$32.16	$27.81	$28.90	$38.49	$24.30
Total return (2)	17.17%	(3.43)%	(19.11)%	58.60%	(2.84	)% (4)
Net assets, at end of year/period (000s)	$69,970	$87,537	$82,255	$76,961	$42,513
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75	% (3)
Ratio of net investment income (loss) to average net assets	0.95%	1.07%	0.45%	0.02%	(0.75	)% (3)
Portfolio Turnover Rate (5)	90%	89%	67%	49%	3	% (4)

*	Fund commenced operation on October 26, 2020.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Year	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended	Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020*
Net asset value, beginning of year/period	$32.43	$32.98	$35.11	$24.09	$25.00
Activity from investment operations:
Net investment income (1)	0.49	0.44	0.49	0.51	0.03
Net realized and unrealized gain (loss) on investments	8.45	(0.88)	(1.40)	10.60	(0.94)
Total from investment operations	8.94	(0.44)	(0.91)	11.11	(0.91)
Less distributions from:
Net investment income	(0.64)	(0.11)	(0.88)	(0.09)	—
Return of capital	—	—	(0.34)	—	—
Total distributions	(0.64)	(0.11)	(1.22)	(0.09)	—
Net asset value, end of year/period	$40.73	$32.43	$32.98	$35.11	$24.09
Market price, end of year/period	$40.77	$32.42	$32.93	$35.13	$24.10
Total return (2)	27.93%	(1.32)%	(2.76)%	46.20%	3.64	% (4)
Net assets, at end of year/period (000s)	$122,196	$186,454	$157,485	$128,144	$47,571
Ratio of expenses to average net assets	0.99%	0.99%	0.99%	0.99%	0.99	% (3)
Ratio of net investment income to average net assets	1.33%	1.33%	1.48%	1.53%	16.95	% (3)
Portfolio Turnover Rate (5)	107%	192%	229%	78%	0	% (4)

*	Fund commenced operation on October 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year Presented

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$30.58	$30.18	$33.72	$24.72	$25.44
Activity from investment operations:
Net investment income (1)	0.18	0.27	0.27	0.11	0.17
Net realized and unrealized gain (loss) on investments	10.40	0.23	(3.56)	8.99	(0.71)
Total from investment operations	10.58	0.50	(3.29)	9.10	(0.54)
Less distributions from:
Net investment income	(0.29)	(0.10)	(0.25)	(0.10)	(0.18)
Return of capital	—	—	—	—	(0.00	) *
Total distributions	(0.29)	(0.10)	(0.25)	(0.10)	(0.18)
Net asset value, end of year	$40.87	$30.58	$30.18	$33.72	$24.72
Market price, end of year	$40.85	$30.56	$30.20	$33.78	$24.72
Total return (2)	34.79%	1.66%	(9.76)%	36.84%	(2.09)%
Net assets, at end of year (000s)	$156,311	$155,180	$146,385	$123,093	$73,540
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.49%	0.85%	0.88%	0.35%	0.70%
Portfolio Turnover Rate (3)	146%	136%	150%	177%	181%

*	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Year	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended	Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020*
Net asset value, beginning of year/period	$27.73	$28.32	$37.34	$28.06	$25.00
Activity from investment operations:
Net investment income (1)	0.37	0.27	0.30	0.28	0.09
Net realized and unrealized gain (loss) on investments	5.90	(0.75)	(6.31)	10.67	2.97
Total from investment operations	6.27	(0.48)	(6.01)	10.95	3.06
Less distributions from:
Net investment income	(0.37)	(0.11)	(0.46)	(0.26)	—
Net realized gains	—	—	—	(1.41)	—
Return of capital	—	—	(2.55)	—	—
Total distributions	(0.37)	(0.11)	(3.01)	(1.67)	—
Net asset value, end of year/period	$33.63	$27.73	$28.32	$37.34	$28.06
Market price, end of year/period	$33.67	$27.69	$28.27	$37.41	$27.83
Total return (2)	22.73%	(1.69)%	(17.47)%	40.17%	12.24	% (4)
Net assets, at end of year/period (000s)	$100,064	$133,812	$116,817	$105,478	$54,020
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	1.14%	0.92%	0.95%	0.80%	0.71	% (3)
Portfolio Turnover Rate (5)	190%	143%	184%	58%	57	% (4)

*	Fund commenced operation on May 11, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 *
Net asset value, beginning of year/period	$21.59	$21.60	$25.07	$25.00
Activity from investment operations:
Net investment income (1)	1.00	0.72	0.36	0.18
Net realized and unrealized gain (loss) on investments	1.09	(0.03)	(3.46)	0.04
Total from investment operations	2.09	0.69	(3.10)	0.22
Less distributions from:
Net investment income	(0.99)	(0.70)	(0.36)	(0.15)
Net realized gains	—	—	(0.01)	—
Total distributions	(0.99)	(0.70)	(0.37)	(0.15)
Net asset value, end of year/period	$22.69	$21.59	$21.60	$25.07
Market price, end of year/period	$22.64	$21.54	$21.61	$25.12
Total return (2)	9.80%	3.17%	(12.45)%	0.88	% (4)
Net assets, at end of year/period (000s)	$68,080	$88,516	$89,653	$71,461
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	4.43%	3.23%	1.58%	2.11	% (3)
Portfolio Turnover Rate (5)	47%	0%	66%	6	% (4)

*	Fund commenced operation on June 28, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2024

1.	ORGANIZATION

The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each, a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® Equity Skew ETF seek to generate long-term capital growth. The LeaderShares® AlphaFactor® US Core Equity ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The LeaderShares® Dynamic Yield ETF seeks current income. The LeaderShares® AlphaFactor® US Core Equity ETF commenced operations on October 1, 2018. The LeaderShares® Equity Skew ETF commenced operations May 11, 2020. The LeaderShares® Activist Leaders® ETF and LeaderShares®AlphaFactor® Tactical Focused ETF commenced operations on October 26, 2020. The LeaderShares® Dynamic Yield ETF commenced operations on June 28, 2021. The LeaderShares® Equity Skew ETF is a “fund of funds” in that Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded and many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Funds’ Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2024, for the Funds’ investments measured at fair value:

LeaderShares®Activist Leaders® ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$69,344,349	$—	$—	$69,344,349
Total	$69,344,349	$—	$—	$69,344,349

LeaderShares®AlphaFactor® Tactical Focused ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$120,937,699	$—	$—	$120,937,699
Total	$120,937,699	$—	$—	$120,937,699

LeaderShares®AlphaFactor® US Core Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$154,743,417	$—	$—	$154,743,417
Total	$154,743,417	$—	$—	$154,743,417

LeaderShares®Equity Skew ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	99,189,860	$—	$—	99,189,860
Total	$99,189,860	$—	$—	$99,189,860

LeaderShares®Dynamic Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$34,507,551	$—	$34,507,551
U.S. Government & Agencies	—	27,458,569	—	27,458,569
Total	$—	$61,966,120	$—	$61,966,120

The Funds did not hold any Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Dividends and Distributions to Shareholders – For the LeaderShares® Activist Leader® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and the LeaderShares® US Equity Skew ETF, dividends from net investment income, if any, are declared and paid annually. For the LeaderShares® Dynamic Yield ETF, dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. There were no options held at October 31, 2024 and there were no options transactions for the year ended October 31, 2024.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2021 to October 31, 2023 or expected to be taken in the Funds’ October 31, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

	Purchases		Sales
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$77,484,873	$—	$76,531,286	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	274,268,145	—	327,787,910	—
LeaderShares® AlphaFactor® US Core Equity ETF	233,829,772	—	235,481,144	—
LeaderShares® Equity Skew ETF	246,160,260	—	246,783,973	—
LeaderShares® Dynamic Yield ETF	18,425,888	51,217	17,461,089	1,040,470

	Purchases In-Kind		Sales In-Kind
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$51,548,307	$—	$83,351,693	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	120,163,481	—	162,020,163	—
LeaderShares® AlphaFactor® US Core Equity ETF	193,397,642	—	233,433,342	—
LeaderShares® Equity Skew ETF	162,455,892	—	219,537,835	—
LeaderShares® Dynamic Yield ETF	—	—	12,160,392	2,172,831

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to investment advisory agreements with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor®Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares ® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF pay the Adviser a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.99%, 0.75%, 0.75% and 0.75% respectively of each Funds’ average daily net assets. For the year ended October 31, 2024 the Funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® Activist Leaders® ETF	$615,328
LeaderShares® AlphaFactor® Tactical Focused ETF	1,388,273
LeaderShares® AlphaFactor® US Core Equity ETF	1,109,457
LeaderShares® Equity Skew ETF	896,976
LeaderShares® Dynamic Yield ETF	548,013

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services for the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor (the “Distributor”), its affiliates, and the Funds’ Adviser or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Adviser.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with UFS, the Adviser on behalf of the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Adviser on behalf of the Funds. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Adviser or Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser on behalf of the Funds.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2024, was as follows:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	Purposes	Appreciation	Depreciation	App/Dep
LeaderShares® Activist Leaders® ETF	$72,690,235	$4,983,372	$(8,329,258)	$(3,345,886)
LeaderShares® AlphaFactor® Tactical Focused ETF	107,656,223	16,990,398	(3,708,922)	13,281,476
LeaderShares® AlphaFactor® US Core Equity ETF	139,010,308	18,831,233	(3,098,124)	15,733,109
LeaderShares® Equity Skew ETF	99,611,307	1,119,247	(1,540,694)	(421,447)
LeaderShares® Dynamic Yield ETF	63,530,232	424,293	(1,988,405)	(1,564,112)

6.	FEDERAL INCOME TAX NOTE

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ October 31, 2024 year-end tax returns.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2024 and October 31, 2023 was as follows:

For the period ended October 31, 2024:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$1,076,375	$—	$—	$—	$1,076,375
LeaderShares® AlphaFactor Tactical Focused ETF	2,646,455	—	—	—	2,646,455
LeaderShares® AlphaFactor® US Core Equity ETF	1,243,170	—	—	—	1,243,170
LeaderShares® Equity Skew ETF	1,535,565	—	—	—	1,535,565
LeaderShares® Dynamic Yield ETF	3,187,125	—	—	—	3,187,125

For the period ended October 31, 2023:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$243,068	$—	$—	$—	$243,068
LeaderShares® AlphaFactor Tactical Focused ETF	596,625	—	—	—	596,625
LeaderShares® AlphaFactor® US Core Equity ETF	502,425	—	—	—	502,425
LeaderShares® Equity Skew ETF	480,938	—	—	—	480,938
LeaderShares® Dynamic Yield ETF	3,214,975	—	—	—	3,214,975

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

As of October 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® Activist Leaders® ETF	$339,342	$—	$—	$(36,306,005)	$—	$(3,345,915)	$(39,312,578)
LeaderShares® AlphaFactor® Tactical Focused ETF	1,119,499	—	—	(30,886,687)	—	13,281,476	(16,485,712)
LeaderShares® AlphaFactor® US Core Equity ETF	417,188	—	—	(49,665,044)	—	15,733,109	(33,514,747)
LeaderShares® Equity Skew ETF	576,420	—	—	(35,194,939)	—	(421,447)	(35,039,966)
LeaderShares® Dynamic Yield ETF	167,969	—	—	(6,724,142)	—	(1,564,112)	(8,120,285)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for debt modification and adjustments for C-Corps.

At October 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
LeaderShares®Activist Leaders ETF	25,419,569	10,886,436	36,306,005	—
LeaderShares® AlphaFactor® Tactical Focused ETF	30,886,687	—	30,886,687	—
LeaderShares® AlphaFactor® US Core Equity ETF	46,930,313	2,734,731	49,665,044	—
LeaderShares® Equity Skew ETF	35,078,377	116,562	35,194,939	436,621
LeaderShares® Dynamic Yield ETF	3,034,628	3,689,514	6,724,142	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, and adjustments for prior year tax returns resulted in reclassifications for the Funds for the year ended October 31, 2024 as follows:

	Paid in	Accumulated
Portfolio	Capital	Earnings (Losses)
LeaderShares®Activist Leaders ETF	$14,519,098	$(14,519,098)
LeaderShares® AlphaFactor® Tactical Focused ETF	11,762,936	(11,762,936)
LeaderShares® AlphaFactor® US Core Equity ETF	38,498,329	(38,498,329)
LeaderShares® Equity Skew ETF	20,926,584	(20,926,584)
LeaderShares® Dynamic Yield ETF	(606,955)	606,955

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the tables below:

LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and LeaderShares® Equity Skew ETF
Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

LeaderShares® Dynamic Yield ETF
Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$500	0.20%	2.00%

*	As a percentage of the amount invested.

8.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include further information regarding the risks associated with each Fund’s investments. The Risks associated with the Funds’ investments include, but are not limited to:

LeaderShares® Activist Leaders® ETF: activist risk, active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, gap risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, quantitative investing risk, rules-based strategy risk, sector risk and volatility risk.

LeaderShares® AlphaFactor® Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies risk, management risk, market capitalization risk, market risk, market events risk, money market instrument risk, quantitative investing risk, rules-based strategy risk, sector risk, tactical overlay strategy risk, underlying funds risk, U.S.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Government securities risk, and volatility risk.

LeaderShares® AlphaFactor® US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, cybersecurity risk, ETF structure risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index risk, index tracking error risk, industrial sectors risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, passive investment risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, and volatility risk.

LeaderShares® Equity Skew ETF: active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, emerging markets risk, ETF structure risks, fluctuation of net asset value risk, foreign (Non-US) investments risk, gap risk, geographic and sector risk, investment companies Risk, management risk, market capitalization risk, market risk, market events risk, quantitative investing risk, and underlying funds risk.

LeaderShares® Dynamic Yield ETF: active trading risk, asset allocation risk, authorized participant concentration risk, bank loan risk, cash positions risk, convertible securities risk, credit risk, credit spread risk, currency risk, cybersecurity risk, emerging markets risk, ETF structure risk, equity risk, fixed income securities risk, fluctuation of net asset value risk, foreign (Non-US) investments risk, gap risk, high yield risk, index risk, investment companies risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market events risk, market risk, model risk, mortgage-backed and asset-backed securities risk, new fund risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, swap risk, underlying funds risk, US government securities risk, valuation risk, variable or floating rate securities risk, and volatility risk.

Consumer Discretionary Sector Risk.

ETF Structure Risks. Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”

Trading in shares on the New York Stock Exchange (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. Unlike conventional ETFs, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Funds may not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of Index or may hold securities not included in the Index. Tracking error risk may be heightened during times or market volatility or other unusual market conditions.

Market Risk. Overall market risk may affect the value of individual instruments in which the Funds invests. The Funds are is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and its investments and could result in decreases to the Fund’s net asset values. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and their investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The LeaderShares® Equity Skew ETF currently seeks to achieve its investment objective by investing a significant portion of its assets in the iShares Russell 2000 ETF (“iShares”) and the SPDR S&P 600 Small Cap Value ETF (“SPDR”), registered open-end investment companies. The Fund may redeem its investment from SPDR at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of iShares and SPDR. The annual reports of iShares and SPDR, along with the report of the independent registered public accounting firm is included in iShares and SPDR’s N-CSRs available at “www.sec.gov” or on the websites “www.ishares.com” and “www.SSGA.com”. As of October 31, 2024, the percentage of the Fund’s net assets invested in iShares and SPDR were 35.8% and 42.7%, respectively.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

On December 10th, 2024, the Board of Trustees of the Two Roads Shared (the “Trust”) approved an Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC (the “Adviser”) will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganization with respect to each of the Existing Funds is expected to close by the end of the first quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF and LeaderShares® Dynamic Yield ETF and Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF and LeaderShares® Dynamic Yield ETF (the “Funds”), each a series of Two Roads Shared Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the two-year period then ended, the financial highlights for each of the years in the three-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended October 31, 2021, and prior, were audited by other auditors whose report dated January 10, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians and brokers; when replies from brokers were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 30, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 6 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-617-1444 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: January 8, 2025